Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
Schedule of Other Assets and Liabilities with Related Parties	Assets and liabilities with related parties:
	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2024	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
ASSETS	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	273,492	—	—	273,492
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	—	—	—	—
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	5,388	—	—	5,388
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	266,912	1,291	9,967	278,170
Residential mortgage loans	—	—	14,694	59,861	74,555
Consumer Loans	—	—	1,656	11,482	13,138
Allowances established – Loans	—	(1,291)	(30)	(326)	(1,647)
Other assets	16	132,549	38	7	132,610
Contingent loans	—	159,749	3,822	17,761	181,332

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	300,756	—	—	300,756
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	3,137	—	—	3,137
Financial liabilities at amortized cost:
Current accounts and other demand deposits	170	141,497	2,860	6,844	151,371
Saving accounts and time deposits	151,595	78,618	3,093	19,082	252,388
Obligations by repurchase agreements and securities lending	—	—	—	—	—
Borrowings from financial institutions	—	3,175	—	—	3,175
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	9,200	—	—	9,200
Other liabilities	—	140,479	532	5	141,016
	Related Party Type
Type of current assets and liabilities with related parties As of December 31, 2023	Parent Entity	Other Legal Entity	Key Personnel of the Consolidated Bank	Other Related Party	Total
ASSETS	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets held for trading at fair value through profit or loss
Derivative Financial Instruments	—	212,147	—	—	212,147
Debt financial instruments	—	—	—	—	—
Other financial instruments	—	1,410	—	—	1,410
Non-trading financial assets mandatorily measured at fair value through profit or loss	—	—	—	—	—
Financial assets designated as at fair value through profit or loss	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	6,328	—	—	6,328
Derivative Financial Instruments for hedging purposes	—	—	—	—	—
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—
Debt financial instruments	—	—	—	—	—
Commercial loans	—	199,564	1,028	11,340	211,932
Residential mortgage loans	—	—	17,975	60,153	78,128
Consumer Loans	—	5	1,969	11,739	13,713
Allowances established – Loans	—	(1,709)	(19)	(312)	(2,040)
Other assets	10	159,805	13	16	159,844
Contingent loans	—	119,510	4,058	17,714	141,282

LIABILITIES
Financial liabilities held for trading at fair value through profit or loss
Derivative Financial Instruments	—	242,098	—	—	242,098
Financial liabilities designated as at fair value through profit or loss	—	—	—	—	—
Derivative Financial Instruments for hedging purposes	—	5,674	—	—	5,674
Financial liabilities at amortized cost:
Current accounts and other demand deposits	336	200,019	2,161	7,652	210,168
Saving accounts and time deposits	85,904	160,760	4,392	24,265	275,321
Obligations by repurchase agreements and securities lending	—	2,003	—	—	2,003
Borrowings from financial institutions	—	86,642	—	—	86,642
Debt financial instruments issued	—	—	—	—	—
Other financial obligations	—	—	—	—	—
Lease liabilities	—	10,845	—	—	10,845
Other liabilities	—	152,457	493	53	153,003

Schedule of Other Related Parties	Income and expenses from related party transactions (*):
As of December 31, 2024	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	20,660	1,059	5,964	27,683
Income from commissions	146	92,827	43	71	93,087
Net Financial income (expense)	—	35,318	—	—	35,318
Other income	—	—	—	—	—
Total Income	146	148,805	1,102	6,035	156,088

Interest and UF indexation expense	8,420	7,166	249	1,351	17,186
Expenses from commissions	—	28,569	—	—	28,569
Expenses credit losses	—	(1,233)	12	94	(1,127)
Expenses from salaries and employee benefits	—	312	37,918	81,818	120,048
Administrative expenses	—	11,462	3,628	88	15,178
Other expenses	—	—	1	11	12
Total Expenses	8,420	46,276	41,808	83,362	179,866

As of December 31, 2023	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	29,432	1,298	6,034	36,764
Income from commissions	165	103,906	24	84	104,179
Net Financial income (expense)	—	(18,367)	—	—	(18,367)
Other income	—	215	—	—	215
Total Income	165	115,186	1,322	6,118	122,791

Interest and UF indexation expense	1,998	7,329	546	2,505	12,378
Expenses from commissions	—	29,508	—	—	29,508
Expenses credit losses	—	(2,078)	(3)	(15)	(2,096)
Expenses from salaries and employee benefits	—	421	38,083	80,430	118,934
Administrative expenses	—	11,776	3,786	229	15,791
Other expenses	—	—	2	23	25
Total Expenses	1,998	46,956	42,414	83,172	174,540
As of December 31, 2022	Parent Entity	Other Legal Entity	Key personnel of the consolidated Bank	Other Related party	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and UF indexation revenue	—	49,027	2,382	9,736	61,145
Income from commissions	92	112,308	20	69	112,489
Net Financial income (expense)	—	88,103	—	—	88,103
Other income	—	79	—	—	79
Total Income	92	249,517	2,402	9,805	261,816

Interest and UF indexation expense	872	11,307	182	1,393	13,754
Expenses from commissions	—	35,948	—	—	35,948
Expenses credit losses	—	242	(5)	31	268
Expenses from salaries and employee benefits	—	173	32,894	71,503	104,570
Administrative expenses	—	22,254	3,603	120	25,977
Other expenses	—	10	3	15	28
Total Expenses	872	69,934	36,677	73,062	180,545

Schedule of Other Related Parties

As of December 31, 2024

		Description of the transaction					Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	Transactions under equivalent conditions to those transactions with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Ionix SPA	Other related parties	IT support services	30 days	Contract	Yes	141	—	141	—	—
Servipag Ltda.	Joint venture	IT support serices	30 days	Contract	Yes	367	—	367	—	—
		Collection services	30 days	Contract	Yes	4,235	—	4,235	—	387
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	Service of financial information	30 days	Contract	Yes	356	—	356	—	25
		Brokerage commission	30 days	Contract	Yes	423	—	423	—	—
		IT support services	30 days	Contract	Yes	256	—	256	—	—
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	1,740	—	1,740	—	498
Universidad del Desarrollo	Other related parties	Advertising service	30 days	Contract	Yes	126	—	126	—	—
Universidad Adolfo Ibáñez	Other related parties	Training	30 days	Contract	Yes	272	—	272	—	—
Bolsa Electrónica de Chile S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	203	—	203	—	1
		Service of financial information	30 days	Contract	Yes	117	—	117	—	—
DCV Registros de Chile S.A.	Other related parties	IT services	30 days	Contract	Yes	294	—	294	—	—
		Electronic transaction management
Redbanc S.A.	Associates	Services	30 days	Contract	Yes	17,658	—	17,658	—	1,707
		IT proyect services	30 days	Contract	Yes	132	—	132	—	—
		Installation services	30 days	Contract	Yes	81	—	81	—	—
		Fraud prevention services	30 days	Contract	Yes	108	—	108	—	—
		IT services	30 days	Contract	Yes	442	—	442	—	—
Depósito Central de Valores S.A.	Other related parties	Quality control and custodial services	30 days	Contract	Yes	833	—	833	—	90
		Custodial services	30 days	Contract	Yes	1,357	—	1,357	—	—
CCLV Contraparte Central S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	352	—	352	—	22
Manantial S.A.	Other related parties	General expenses	30 days	Contract	Yes	379	—	379	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	881	—	881	—	91
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	529	—	529	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	387	—	387	—	29
Transbank S.A.	Associates	Card processing	30 days	Contract	Yes	498	—	498		97
		Project consultation	30 days	Contract	Yes	114	—	114	—	—
		Fraud Prevention services	30 days	Contract	Yes	87	—	87	—	—
		Exchange commission	30 days	Contract	Yes	79,025	79,025	—	—	—
Centro de Compensación Automatizado S.A.	Associates	Fraud Prevention services	30 days	Contract	Yes	657	—	657	—	333
		Collection services	30 days	Contract	Yes	187	—	187	—	—
		Transfer services	30 days	Contract	Yes	2,803	—	2,803	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	422	—	422	—	2
		IT services	30 days	Contract	Yes	465	—	465	—	—
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	8,065	8,065	—	3,272	—
Fundación Teletón	Other related parties	Advertising services	30 days	Contract	Yes	449	—	449	—	121
		Donations	30 days	Contract	Yes	1,599	—	1,599	—	—
Canal 13	Other related parties	Advertising services	30 days	Contract	Yes	202	—	202	—	73
Inmobiliaria e Inversiones Capitolio S.A.	Other related parties	Leases	30 days	Contract	Yes	84	—	84	—	—
Nuevos Desarrollos S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	180	—	—	—	496
Plaza Vespucio SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	127	—	—	—	154
Plaza Oeste SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	254	—	—	—	810
Plaza del Trebol SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	270	—	—	—	73
Plaza Tobalaba SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	135	—	—	—	113
Plaza La Serena SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	223	—	—	—	543
Inmobiliaria Mall Calama S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	141	—	—	—	137

As of December 31, 2023

		Description of the transaction					Effect on Income		Effect on Financial position
Company name	Nature of the relationship with the Bank	Type of service	Term	Renewal conditions	Transactions under equivalent conditions to those transactions with mutual independence between the parties	Amount MCh$	Income MCh$	Expenses MCh$	Accounts receivable MCh$	Accounts payable MCh$
Ionix SPA	Other related parties	IT license services	30 days	Contract	Yes	637	—	637	—	61
		IT support services	30 days	Contract	Yes	349	—	349	—	—
Servipag Ltda.	Joint venture	IT support services	30 days	Contract	Yes	386	—	386	—	—
		Collection services	30 days	Contract	Yes	4,358	—	4,358	—	432
		Software services	30 days	Contract	Yes	220	—	220	—	—
Bolsa de Comercio de Santiago, Bolsa de Valores	Minority investments	Service of financial information	30 days	Contract	Yes	362	—	362	—	1
		Brokerage commission	30 days	Contract	Yes	344	—	344	—	—
		IT support services	30 days	Contract	Yes	289	—	289	—	—
Enex S.A.	Other related parties	Rent spaces for ATM	30 days	Contract	Yes	1,381	—	1,381	—	221
DCV Registros S.A.	Other related parties	IT services	30 days	Contract	Yes	319	—	319	—	—
CCLV Contraparte Central S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	272	—	272	—	—
Redbanc S.A.	Associates	Electronic transaction management services	30 days	Contract	Yes	15,570	—	15,570	—	1,589
		IT proyect services	30 days	Contract	Yes	542	—	542	—	—
		IT services	30 days	Contract	Yes	330	—	330	—	—
		Fraud prevention services	30 days	Contract	Yes	82	—	82	—	—
Sistemas Oracle de Chile Ltda.	Other related parties	IT services	30 days	Contract	Yes	91	—	91	—	—
		IT support services	30 days	Contract	Yes	1,326	—	1,326	—	—
Depósito Central de Valores S.A.	Other related parties	Quality control and custodial services	30 days	Contract	Yes	1,026	—	1,026	—	42
		Custodial services	30 days	Contract	Yes	1,042	—	1,042	—	—
Manantial S.A.	Other related parties	General expenses	30 days	Contract	Yes	366	—	366	—	—
Universidad del Desarrollo	Other related parties	Loyalty	30 days	Contract	Yes	115	—	115	—	7
Universidad Adolfo Ibáñez	Other related parties	Training	30 days	Contract	Yes	334	—	334	—	—
Canal 13 S.A.	Other related parties	Advertising service	30 days	Monthly	Yes	92	—	92	—	36
Nexus S.A.	Other related parties	General income	30 days	Contract	Yes	148	148	—	—	—
		Card processing	30 days	Contract	Yes	3,487	—	3,487	—	—
		IT services	30 days	Contract	Yes	405	—	405	—	—
		Embossing services	30 days	Contract	Yes	235	—	235	—	—
		Customer product delivery services	30 days	Contract	Yes	273	—	273	—	—
		Fraud prevention services	30 days	Contract	Yes	380	—	380	—	—
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Associates	Collection services	30 days	Contract	Yes	669	—	669	—	61
Comder Contraparte Central S.A.	Other related parties	Securities clearing services	30 days	Contract	Yes	703	—	703	—	—
Bolsa Electrónica de Chile S.A.	Minority investments	Brokerage commission	30 days	Contract	Yes	141	—	141	—	—
		Service of financial information	30 days	Contract	Yes	84	—	84	—	—
Citigroup Global Markets INC	Other related parties	Brokerage commission	30 days	Contract	Yes	363	—	363	—	—
Transbank S.A.	Associates	Card processing	30 days	Contract	Yes	580	—	580	—	51
		Project consultation	30 days	Contract	Yes	153	—	153	—	—
		Exchange commission	30 days	Contract	Yes	93,168	93,168	—	9	—
Centro de Compensación Automatizado S.A.	Associates	Fraud prevention services	30 days	Contract	Yes	553	—	553	—	300
		Transfer services	30 days	Contract	Yes	2,581	—	2,581	—	—
		Collection services	30 days	Contract	Yes	180	—	180	—	—
Artikos Chile S.A.	Joint venture	IT support services	30 days	Contract	Yes	457	—	457	—	19
		IT services	30 days	Contract	Yes	383	—	383	—	—
Citibank N.A.	Other related parties	Connectivity business commissions	Quarterly	Contract	Yes	5,867	5,867	—	2,517	—
Nuevos Desarrollos S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	335	—	—	—	129
Plaza Vespucio SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	82	—	—	—	261
Plaza Oeste SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	243	—	—	—	963
Plaza del Trébol SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	292	—	—	—	373
Plaza Tobalaba SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	128	—	—	—	229
Plaza la Serena SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	246	—	—	—	714
Inmobiliaria Mall Calama S.A.	Other related parties	Financial lease agreements	30 days	Contract	Yes	162	—	—	—	306
Plaza Antofagasta SPA	Other related parties	Financial lease agreements	30 days	Contract	Yes	87	—	—	—	—

Schedule of Payments and Composition of Key Management Personnel	Payments to the Board of Directors and to key personnel of the management of the Bank and its subsidiaries:
	2024	2023
	MCh$	MCh$
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries	3,500	3,347
Other Board expenses	78	111

Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for short-term employee benefits	33,779	36,535
Payment for severance	4,139	1,548
Subtotal	37,918	38,083
Total	41,496	41,541
Composition of the Board of Directors and key personnel of the Management of the Bank and its subsidiaries:
	2024	2023
	No. Executives
Directory:
Directors – Bank and its subsidiaries	17	16
Key Personnel of the Management of the Bank and its Subsidiaries:
CEO – Bank	1	1
CEOs – Subsidiaries	5	5
Division Managers / Area – Bank	74	90
Division Managers / Area – Subsidiaries	27	30
Subtotal	107	126
Total	124	142